Quarterly Holdings Report
for
Fidelity® Sustainable Low Duration Bond ETF
May 31, 2023
LDB-NPRT3-0723
1.9904954.101
Nonconvertible Bonds - 63.2%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.640% 5.5697% 3/25/24 (b)(c)	25,000	25,000
0.9% 3/25/24	35,000	33,773
Verizon Communications, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 5.4157% 3/22/24 (b)(c)	50,000	49,960
0.75% 3/22/24	25,000	24,048
		132,781
Media - 1.5%
Discovery Communications LLC 3.8% 3/13/24	25,000	24,682
Magallanes, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 6.668% 3/15/24 (b)(c)	25,000	25,092
3.428% 3/15/24	25,000	24,473
		74,247
TOTAL COMMUNICATION SERVICES		207,028
CONSUMER DISCRETIONARY - 3.5%
Automobiles - 2.0%
American Honda Finance Corp. 2.15% 9/10/24	26,000	25,011
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.000% 5.5807% 10/15/24 (b)(c)	25,000	24,808
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.6246% 3/8/24 (b)(c)	50,000	49,785
		99,604
Hotels, Restaurants & Leisure - 0.5%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 5.4798% 2/14/24 (b)(c)	25,000	25,001
Specialty Retail - 1.0%
AutoZone, Inc. 3.125% 7/15/23	25,000	24,918
The Home Depot, Inc. 3.75% 2/15/24	25,000	24,782
		49,700
TOTAL CONSUMER DISCRETIONARY		174,305
ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Enbridge, Inc. 2.15% 2/16/24	35,000	34,100
MPLX LP 4.875% 12/1/24	15,000	14,826
The Williams Companies, Inc. 4.55% 6/24/24	35,000	34,572
		83,498
FINANCIALS - 36.0%
Financial Services - 1.3%
Athene Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 5.759% 5/24/24 (b)(c)(d)	40,000	39,539
Jackson Financial, Inc. 1.125% 11/22/23	25,000	24,488
		64,027
Banks - 21.9%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 5.7346% 10/24/24 (b)(c)	50,000	49,833
4.125% 1/22/24	50,000	49,511
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 5.4103% 1/10/25 (b)(c)	40,000	39,700
3.3% 2/5/24	50,000	49,193
5.2% 12/12/24	25,000	24,894
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.3903% 7/31/24 (b)(c)	50,000	49,845
3.4% 2/11/24	50,000	49,135
5.25% 12/6/24	25,000	24,942
Canadian Imperial Bank of Commerce 3.1% 4/2/24	50,000	49,011
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (b)(c)	35,000	35,000
0.981% 5/1/25 (b)	75,000	71,544
Fifth Third Bancorp 3.65% 1/25/24	25,000	24,491
JPMorgan Chase & Co.:
0.563% 2/16/25 (b)	75,000	72,278
4.023% 12/5/24 (b)	50,000	49,556
PNC Financial Services Group, Inc. 3.5% 1/23/24	25,000	24,653
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.2853% 10/7/24 (b)(c)	50,000	49,733
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 5.3703% 7/29/24 (b)(c)	50,000	49,852
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 5.4502% 10/26/23 (b)(c)	50,000	49,997
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.208% 3/4/24 (b)(c)	50,000	49,891
0.75% 6/12/23	50,000	49,931
2.35% 3/8/24	25,000	24,398
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.2677% 6/9/25 (b)(c)	25,000	24,103
U.S. Bancorp 2.4% 7/30/24	26,000	24,997
Wells Fargo & Co.:
1.654% 6/2/24 (b)	50,000	50,000
3.75% 1/24/24	25,000	24,720
4.125% 8/15/23	35,000	34,802
		1,096,010
Capital Markets - 7.4%
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 6.2781% 3/15/24 (b)(c)	75,000	75,406
1.757% 1/24/25 (b)	50,000	48,586
Moody's Corp. 4.875% 2/15/24	35,000	34,774
Morgan Stanley:
0.791% 1/22/25 (b)	125,000	120,953
3.62% 4/17/25 (b)	25,000	24,494
State Street Corp.:
3.7% 11/20/23	50,000	49,592
4.857% 1/26/26 (b)	15,000	14,904
		368,709
Consumer Finance - 4.2%
Ally Financial, Inc.:
1.45% 10/2/23	25,000	24,600
3.875% 5/21/24	25,000	24,194
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.230% 5.2705% 11/3/23 (b)(c)	50,000	49,963
3% 10/30/24	26,000	25,139
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.4124% 5/9/25 (b)(c)	15,000	14,763
1.343% 12/6/24 (b)	25,000	24,239
3.9% 1/29/24	25,000	24,693
Toyota Motor Credit Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.585% 12/29/23 (b)(c)	20,000	20,022
		207,613
Insurance - 1.2%
American International Group, Inc. 4.125% 2/15/24	35,000	34,659
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	25,000	24,673
		59,332
TOTAL FINANCIALS		1,795,691
HEALTH CARE - 5.8%
Biotechnology - 1.3%
AbbVie, Inc.:
3.75% 11/14/23	25,000	24,805
3.85% 6/15/24	25,000	24,640
Amgen, Inc. 5.25% 3/2/25	15,000	15,042
		64,487
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp. 3.45% 3/1/24	25,000	24,567
Health Care Providers & Services - 1.2%
Cigna Group 0.613% 3/15/24	35,000	33,704
CVS Health Corp. 2.625% 8/15/24	26,000	25,194
		58,898
Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 5.4934% 10/18/24 (b)(c)	35,000	35,036
Pharmaceuticals - 2.1%
AstraZeneca Finance LLC 0.7% 5/28/24	35,000	33,419
Bayer U.S. Finance II LLC 3.375% 7/15/24 (d)	15,000	14,633
Bristol-Myers Squibb Co. 2.9% 7/26/24	35,000	34,173
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	25,000	24,778
		107,003
TOTAL HEALTH CARE		289,991
INDUSTRIALS - 1.5%
Machinery - 1.5%
Caterpillar Financial Services Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 5.1441% 9/13/24 (b)(c)	75,000	74,869
INFORMATION TECHNOLOGY - 3.0%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC/EMC Corp. 4% 7/15/24	15,000	14,765
Semiconductors & Semiconductor Equipment - 1.0%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 5.1883% 10/1/24 (b)(c)	50,000	49,613
Software - 1.7%
Oracle Corp. 2.95% 11/15/24	26,000	25,110
Roper Technologies, Inc.:
2.35% 9/15/24	25,000	24,034
3.65% 9/15/23	35,000	34,814
		83,958
TOTAL INFORMATION TECHNOLOGY		148,336
MATERIALS - 0.5%
Chemicals - 0.5%
The Mosaic Co. 4.25% 11/15/23	25,000	24,830
UTILITIES - 7.1%
Electric Utilities - 6.3%
Duke Energy Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 5.1209% 6/10/23 (b)(c)	25,000	24,998
3.75% 4/15/24	35,000	34,441
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.3098% 8/15/23 (b)(c)	50,000	49,962
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.231% 6/28/24 (b)(c)	50,000	49,607
NextEra Energy Capital Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.4405% 11/3/23 (b)(c)	50,000	49,980
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 5.7683% 4/1/24 (b)(c)	75,000	74,777
Southern Co. 2.95% 7/1/23	25,000	24,924
Tampa Electric Co. 3.875% 7/12/24	7,000	6,888
		315,577
Multi-Utilities - 0.8%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.7098% 5/13/24 (b)(c)	40,000	39,890
TOTAL UTILITIES		355,467
TOTAL NONCONVERTIBLE BONDS (Cost $3,156,862)		3,154,015

U.S. Treasury Obligations - 32.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.42% to 5.03% 11/2/23 to 3/21/24	1,350,000	1,307,058
U.S. Treasury Notes 3% 6/30/24	300,000	293,215
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,605,085)		1,600,273

Asset-Backed Securities - 4.8%
	Principal Amount (a)	Value ($)
BMW Vechicle Lease Trust 2023-1 Series 2023-1 Class A2, 5.27% 2/25/25	9,000	8,965
BMW Vehicle Owner Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 5.493% 12/26/24 (b)(c)	10,820	10,823
BMWLT 2021 Series 2021-2 Class A3, 0.33% 12/26/24	10,798	10,633
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	10,000	9,951
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	5,337	5,172
Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.4723% 5/15/25 (b)(c)	3,240	3,240
Series 2022-3 Class A2A, 3.81% 9/15/25	8,186	8,107
Carmax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	10,000	9,958
DLLAD Series 2023-1A Class A2, 5.19% 4/20/26 (d)	11,000	10,908
Ford Credit Auto Lease Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.4723% 10/15/24 (b)(c)	3,416	3,416
Ford Credit Auto Owner Trust Series 2022-C Class A2A, 4.52% 4/15/25	8,088	8,048
Fordl 2023-A Series 2023-A Class A2A, 5.19% 6/15/25	6,000	5,972
FORDO Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.840% 5.4723% 2/15/25 (b)(c)	6,026	6,026
GM Financial Automobile Leasing Trust:
Series 2021-3 Class A3, 0.39% 10/21/24	18,101	17,796
Series 2022-2 Class A2, 2.93% 10/21/24	5,049	5,002
Series 2023-A Class A2A, 5.27% 6/20/25	13,000	12,947
Gm Financial Consumer Automobile Re Series 2023-1 Class A2A, 5.19% 3/16/26	6,000	5,975
GM Financial Consumer Automobile Receivables Trust:
Series 2022-3 Class A2A, 3.5% 9/16/25	16,785	16,601
Series 2022-4 Class A2A, 4.6% 11/17/25	8,427	8,378
Hyundai Auto Receivables Trust:
Series 2022-B Class A2A, 3.64% 5/15/25	10,290	10,188
Series 2022-C, Class A2A, 5.35% 11/17/25	17,000	16,939
Mercedes-Benz Auto Receivables Series 2023-1 Class A2, 5.09% 1/15/26	7,000	6,970
Toyota Auto Receivables Series 2022-D Class A2A, 5.27% 1/15/26	19,000	18,936
Toyota Auto Receivables Owner Trust Series 2023-A Class A2, 5.05% 1/15/26	12,000	11,945
World Omni Auto Receivables Trust Series 2022-B, Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 5.4423% 10/15/25 (b)(c)	7,025	7,023
TOTAL ASSET-BACKED SECURITIES (Cost $240,885)		239,919

Money Market Funds - 5.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (e) (Cost $248,878)	248,829	248,878

TOTAL INVESTMENT IN SECURITIES - 105.0% (Cost $5,251,710)	5,243,085
NET OTHER ASSETS (LIABILITIES) - (5.0)%	(251,593)
NET ASSETS - 100.0%	4,991,492

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,080 or 1.3% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	513,294	2,792,627	3,057,043	5,310	-	-	248,878	0.0%
Total	513,294	2,792,627	3,057,043	5,310	-	-	248,878

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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